April 30, 2002


                                                                   Annual Report


    CHRISTIAN STEWARDSHIP FUNDS
CSF ---------------------------------------------
    CONFORMING MARKET INDEXES TO CHRISTIAN VALUES


                                      CSF

CHRISTIAN STEWARDSHIP FUNDS
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the annual report for Christian Stewardship Funds for the year ended April 30, 2002.

After a disappointing January and February, the month of March managed to provide positive returns which were sufficient enough to provide investors with a modestly positive return for the quarter. This was the first time since March of 2000 that the S&P 500 Index produced two successive quarters of positive returns. While some of the return for this period can be attributed to a rebound from 9/11, there is also a fundamental business component that should be of interest to investors. It appears that business conditions may be improving or at least have stopped getting worse. During the quarter, almost all of the business indicators came in ahead of expectations, and while at times ambiguous, generally presented a picture of an improving economy. The Federal Reserve's decision at its most recent meeting to leave rates unchanged is reflective of a view that conditions are improving but not so quickly that a rate increase is called for now. Increased federal government spending, which we mentioned in our last letter, continues to come into play as a source of stimulus to economic activity.

There are two perceived difficulties facing the equity market now. The first is the events in the Middle East along with higher oil prices. While political events in that region might have seemed remote in the past, in the light of 9/11, the long standing angers of the region now seem much more proximate. With respect to oil, there has been talk of another Arab oil embargo such as that in the early 1970s. While the psychological impact of continued upheaval cannot be mitigated, the impact of higher oil prices and the probability of another embargo should be kept in perspective. As this is written, oil prices are in the $25.00-$26.00 per barrel range. Gasoline prices, so recently near the $1 per gallon level are once again into the $1.30-$1.50 range. The effect of this price increase is to act as a tax as consumers spend more on petroleum products and less on others. Unlike the 1970s, however, the U.S. and world economy is much less dependent on oil, so price spikes have less of an impact. Moreover, the experience of the last 30 years has taught investors (and oil suppliers) that the supply of oil can be quite elastic as prices rise. As for an embargo, participants would find themselves losing market share to other producers at a time when their oil dependent economies are on difficult footing anyway. Over the short-term, higher oil prices will keep economic growth slower than what might have been the case. Longer-term, we have seen the world economy adjust to and expect changes of this nature and move on.

CHRISTIAN STEWARDSHIP FUNDS
--------------------------------------------------------------------------------

The second concern facing the equity market is earnings growth. Our expectation is that we will begin to see positive year-over-year comparisons on a consistent basis as we move past the second quarter of this year. This belief arises from our expectation of a growing economy along with our belief that earnings troughed in the summer and fall of last year. As this shift to the positive becomes more pronounced, we would expect a continuation of the current trend toward fewer negative earnings pre-announcements and more neutral or positive pre-announcements. This would be bullish.

A reason for optimism is shown on the chart included. It shows the 40-quarter (10 year) annualized rolling return for the S&P 500 Index. As shown on the chart, there has been wide variation in this measure, but it has averaged 12.50% over the past 50 years. The low was reached in September of 1974 as the S&P 500's 10-year annualized return fell to .5%. The high was reached in September of 2000 when the 10-year annualized return was just shy of 20%. Since this peak, the rolling return has declined toward its historical average, standing at the end of March at 13.25%. This downward adjustment, together with an attendant drop in interest rates has served to improve equity valuations and provide new investment opportunities.



                [10 YEAR ROLLING RETURNS S&P 500 GRAPH OMITTED]

CHRISTIAN STEWARDSHIP FUNDS
--------------------------------------------------------------------------------

The first quarter of 2002 was a trying quarter for fixed income investors. The Lehman Aggregate Index (the broadest measure of the domestic investment-grade market) rose just 0.09% for the quarter. Many indices posted negative total returns over the same period as the Lehman Government/Credit Index declined -0.47% while the Intermediate Government/Credit was off -0.22%. Mortgage-backed securities explain much of the difference between these index returns. Mortgage-backed securities (which comprise 36% of the Aggregate index) returned +0.99% for the first quarter. There are no mortgage-backed issues within the Government/Credit or the Intermediate Government/Credit indices. Mortgages were the beneficiaries of the rise in interest rates as the slowdown in refinancings helped to reduce the prepayment risk of mortgages.

Interest rates moved higher during the first quarter in response to continued progress in the war in Afghanistan and to signs that the economy was recovering faster than many analysts had expected. We have included a table that highlights the dramatic movement in U.S. Treasury yields that we have witnessed since year-end and since September 11th. November 7th marks the "bottom" of U.S. Treasury yields as all the events from last Fall culminated to push interest rates to historic lows. The table shows that by the end of the first quarter of 2002, interest rates were more than 100 basis points higher than the lows of November 7th. The most surprising item in the table is that interest rates are now actually higher than the closing levels from September 10th.

U.S. Treasury Yields at Key Dates since September 10th 2001

                                                    11/7
Maturity  9/10/01   11/7/01   12/31/01   3/31/02   -3/31     YTD
--------  -------   -------   --------   -------   -----     ---

3 month    3.26      1.78       1.72      1.78      0.00    +0.06
2 year     3.50      2.30       3.02      3.72     +1.42    +0.70
5 year     4.32      3.46       4.30      4.84     +1.38    +0.54
10 year    4.83      4.18       5.05      5.40     +1.22    +0.35
30 year    5.44      4.79       5.46      5.80     +1.01    +0.34

Our outlook for the fixed income markets remains primarily the same as it was at the end of 2001. The "bottom" in interest rates is behind us. At the March FOMC meeting the Fed switched over to a "neutral" bias indicating that the risks between higher inflation and weak economic growth are now more balanced. The switch to a neutral bias reversed the bias towards economic weakness that had been in place since December 2000. While we expect the economy to improve in 2002, we do not anticipate a robust recovery. A modest recovery should limit the rise in the Fed Funds rate to a

CHRISTIAN STEWARDSHIP FUNDS
--------------------------------------------------------------------------------

more gradual pace than past recoveries. We do not anticipate the aggressive and dramatic rise in Fed Funds that we witnessed in 1994. Fed Chairman Greenspan warned that he will be watching for a "sustained pickup in demand" once the current cycle of inventory rebuilding is complete. If this demand fails to materialize, then it may be some time before the Fed takes action to raise the Fed Funds rate.

With a modest recovery, corporations should be able to repair some of the balance sheet damage that has occurred in recent quarters. This should help corporate yield spreads to tighten and provide positive relative performance (versus U.S. Treasuries) for corporate bonds. However, the modest recovery will make it difficult for corporations to garner higher prices for their products. While this lack of pricing power will limit the growth in corporate profits, it is a positive for the overall inflation outlook for the economy and for fixed income securities.

With the "bottom" in interest rates behind us and with the likelihood that the economy will stage at least a modest recovery in 2002, we will maintain a more defensive posture within our fixed income portfolios. At the same time, we will seek opportunities to profit from some of the market volatility that will likely be created within the fixed income market as interest rates react to the ever-changing consensus on the outlook for the U.S. economy.

We welcome your comments or your questions about this report or any of the services that we provide. We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,



/s/ Edward L. Jaroski                          /s/ Dan E. Watson
------------------------------------           ---------------------------------
Edward L. Jaroski                              Dan E. Watson
President and Chairman of the Board            Executive Vice President

CHRISTIAN STEWARDSHIP FUNDS
--------------------------------------------------------------------------------

         COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                          CHRISTIAN STEWARDSHIP FUNDS
         (BOND INDEX FUND AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX)

                              AVERAGE ANNUAL TOTAL RETURN
                                  AS OF APRIL 30, 2002
                   --------------------------------------------------------
                    INDIVIDUAL        INSTITUTIONAL    LEHMAN BROTHERS
                      CLASS*             CLASS*          AGGREGATE**
---------------------------------------------------------------------------
1 YEAR                6.63%              6.85%              7.84%
---------------------------------------------------------------------------
INCEPTION TO DATE     7.13%              7.32%              9.52%
---------------------------------------------------------------------------
VALUE AT DATE        $11,084            $11,113            $11,454
---------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


                                [GRAPH OMITTED]

--------------------------------------------------------------------------------

 *The Christian Stewardship Bond Index Fund commenced operations on November
  1, 2000.

**Lehman Brothers Aggregate Bond Index is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

The Fund's performance assumes the reinvestment of all income and capital gains distributions.

CHRISTIAN STEWARDSHIP FUNDS
--------------------------------------------------------------------------------

         COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                          CHRISTIAN STEWARDSHIP FUNDS
          (LARGE CAP EQUITY INDEX FUND AND THE S&P TOTAL RETURN INDEX)

                              AVERAGE ANNUAL TOTAL RETURN
                                  AS OF APRIL 30, 2002
                   --------------------------------------------------------
                    INDIVIDUAL        INSTITUTIONAL        S&P TOTAL
                      CLASS*             CLASS**         RETURN INDEX
---------------------------------------------------------------------------
1 YEAR               (14.05)%           (13.82)%           (12.63)%
---------------------------------------------------------------------------
INCEPTION TO DATE    (17.17)%           (14.42)%           (13.52)%
---------------------------------------------------------------------------
VALUE AT DATE          $7,544             $7,375             $7,527
---------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


                                [GRAPH OMITTED]

--------------------------------------------------------------------------------

  *The Christian Stewardship Large Cap Equity Index Fund Individual Class commenced operations on November 1, 2000.

 **The Christian Stewardship Large Cap Equity Index Fund Institutional Class commenced operations on May 16, 2000.

***The above graph depicts the performance of the Christian Stewardship Large
   Cap Equity Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard & Poor's Corp. is a capitalization weighted index comprised of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

The Fund's performance assumes the reinvestment of all income and capital gains distributions.

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                                 BOND INDEX FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL        VALUE
                                                       ---------        -----

AGENCY OBLIGATIONS (39.13%)

FEDERAL HOME LOAN MORTGAGE CO. (15.88%)
5.625%, 03/15/2011                                     1,000,000    $   998,005
7.50%, 06/01/2030                                         78,791         82,331
7.50%, 11/01/2015                                         85,293         89,943
                                                                    -----------
                                                                      1,170,279
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOC. (17.31%)
6.625%, 11/15/2010                                       350,000        373,910
7.00%, 04/01/2031                                        873,269        901,629
                                                                    -----------
                                                                      1,275,539
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOC. (5.94%)
6.00%, 09/20/2028                                        172,075        170,323
6.50%, 07/15/2029                                        263,151        267,613
                                                                    -----------
                                                                        437,936
                                                                    -----------
TOTAL AGENCY OBLIGATIONS
   (COST $2,850,656)                                                  2,883,754
                                                                    -----------
CORPORATE BONDS (40.05%)

AUTO PARTS & EQUIPMENT (2.57%)
TRW, Inc., 6.25%, 01/15/2010                             200,000        189,167
                                                                    -----------

BANKS (4.92%)
Citigroup, Inc., 6.75%, 12/01/2005                       150,000        159,306
J.P. Morgan Chase & Co., 6.75%, 02/01/2011               200,000        202,908
                                                                    -----------
                                                                        362,214
                                                                    -----------
COMPUTER SERVICES & SOFTWARE (2.17%)
Electronic Data Systems Corp., 7.125%, 10/15/2009        150,000        160,160
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                                 BOND INDEX FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL        VALUE
                                                       ---------        -----

DIVERSIFIED MANUFACTURING (1.85%)
Honeywell International, Inc.,
   7.50%, 03/01/2010                                     125,000    $   136,233
                                                                    -----------
FINANCIAL SERVICES (14.42%)
Boeing Capital Corp., 7.10%, 09/27/2005                  200,000        213,064
General Electric Capital Corp.,
   7.875%, 12/01/2006                                    165,000        183,990
Lehman Brothers, 6.25%, 05/15/2006                       200,000        206,241
Merrill Lynch & Co., 6.15%, 01/26/2006                   200,000        206,183
Morgan Stanley Dean Witter & Co.,
   6.75%, 04/15/2011                                     250,000        252,909
                                                                    -----------
                                                                      1,062,387
                                                                    -----------
FOOD & BEVERAGE (2.11%)
Campbell Soup Co., 6.75%, 02/15/2011                      150,000       155,470
                                                                    -----------
RETAIL STORES (5.68%)
Sears Roebuck & Co., 7.00%, 02/01/2011                   250,000        257,900
Wal-Mart Stores, Inc., 6.875%, 08/10/2009                150,000        160,982
                                                                    -----------
                                                                        418,882
                                                                    -----------
TELECOMMUNICATIONS (2.84%)
Bell Atlantic WV, 7.00%, 08/15/2004                      200,000        209,594
                                                                    -----------
UTILITIES (3.49%)
FPL Group Capital, Inc., 7.625%, 09/15/2006              125,000        134,030
Pennsylvania Electric Co., 6.125%, 04/01/2009            125,000        123,214
                                                                    -----------
                                                                        257,244
                                                                    -----------

TOTAL CORPORATE BONDS (COST $2,895,758)                               2,951,351
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                                 BOND INDEX FUND
--------------------------------------------------------------------------------

                                                       PRINCIPAL        VALUE
                                                       ---------        -----

FOREIGN CORPORATE BONDS (2.20%)
International Bank Reconstruction &
   Development, 7.00%, 01/27/2005                        150,000    $   161,723
                                                                    -----------

TOTAL FOREIGN CORPORATE BONDS
   (COST $152,239)                                                      161,723
                                                                    -----------

U.S. TREASURY OBLIGATIONS (10.59%)

U.S. TREASURY NOTES/BONDS (10.59%)
5.00%, 08/15/2011                                        300,000        297,821
6.25%, 08/15/2023                                        150,000        159,305
7.25%, 05/15/2004                                        300,000        323,578
                                                                    -----------

TOTAL U.S. TREASURY OBLIGATIONS
   (COST $762,367)                                                      780,704
                                                                    -----------

REPURCHASE AGREEMENTS (6.65%)
Fifth Third Bank, 1.29%, dated 4/30/02, due 5/01/02,
   repurchase price $490,348 (collateralized by
   FGHLMC Pool #C53720, 7.00%, due 06/01/31,
   market value $505,040) (Cost $490,330)                490,330        490,330
                                                                    -----------

      TOTAL INVESTMENTS
         (Cost $7,151,350) (98.62%)                                   7,267,862
      OTHER ASSETS & LIABILITIES,
         NET (1.38%)                                                    101,511
                                                                    -----------
      NET ASSETS (100%)                                             $ 7,369,373
                                                                    ===========

Cost for federal income tax at April 30, 2002
   was $7,151,350 and net unrealized appreciation
   consisted of:
      Gross unrealized appreciation                                 $   135,348
      Gross unrealized depreciation                                     (18,836)
                                                                    -----------
      Net unrealized appreciation                                   $   116,512
                                                                    ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

COMMON STOCK (99.27%)

ADVERTISING AGENCIES (0.33%)
Interpublic Group Cos., Inc.                                 620    $    19,146
Omnicom Group                                                350         30,534
                                                                    -----------
                                                                         49,680
                                                                    -----------
AEROSPACE/DEFENSE (1.78%)
Boeing Co.                                                 1,510         67,346
General Dynamics Corp.                                       340         33,010
Goodrich Corp.                                               180          5,746
Lockheed Martin Corp.                                        720         45,288
Northrop Grumman Corp.                                       210         25,339
Raytheon Co.                                                 630         26,649
Rockwell Collins                                             250          5,955
United Technologies Corp.                                    850         59,644
                                                                    -----------
                                                                        268,977
                                                                    -----------
AIRLINES (0.25%)
AMR Corp./Del*                                               280          6,011
Delta Air Lines, Inc.                                        360          9,976
Southwest Airlines                                         1,175         21,397
US Airways Group, Inc.*                                       80            416
                                                                    -----------
                                                                         37,800
                                                                    -----------
APPAREL (0.31%)
Jones Apparel Group, Inc.*                                   190          7,400
Liz Claiborne, Inc.                                          160          5,006
Nike, Inc.                                                   460         24,532
Reebok International Ltd.*                                    50          1,383
VF Corp.                                                     180          7,879
                                                                    -----------
                                                                         46,200
                                                                    -----------
APPLIANCES (0.11%)
Maytag Corp.                                                 120          5,538
Whirlpool Corp.                                              150         11,242
                                                                    -----------
                                                                         16,780
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

AUTO PARTS & EQUIPMENT (0.26%)
Cooper Tire & Rubber Co.                                      80    $     1,984
Dana Corp.                                                   260          5,268
Delphi Automotive Systems                                    640          9,952
Goodyear Tire & Rubber Co./The                               190          4,227
TRW, Inc.                                                    290         15,959
Visteon Corp.                                                154          2,378
                                                                    -----------
                                                                         39,768
                                                                    -----------
AUTOMOBILE MANUFACTURERS (0.81%)
Ford Motor Co.                                             2,660         42,560
General Motors Corp.                                         970         62,225
Navistar International Corp.                                  60          2,394
Paccar, Inc.                                                 210         15,009
                                                                    -----------
                                                                        122,188
                                                                    -----------
BANKS (7.66%)
AmSouth BanCorp                                              410          9,311
Bank of America Corp.                                      2,590        187,723
Bank of New York Co., Inc.                                 1,230         45,006
Bank One Corp.                                             1,790         73,157
BB&T Corp.                                                   680         25,894
Charter One Financial, Inc.                                  315         11,145
Comerica, Inc.                                               450         28,282
Fifth Third BanCorp                                          953         65,366
FleetBoston Financial Corp.                                1,643         57,998
Golden West Financial Corp.                                  430         29,408
Huntington Bancshares, Inc.                                  286          5,803
KeyCorp                                                      670         18,834
Marshall & Ilsley Corp.                                      170         10,820
Mellon Financial Corp.                                       710         26,810
National City Corp.                                          900         28,080
Northern Trust Corp.                                         560         29,747
PNC Financial Services Group, Inc.                           700         38,605
SouthTrust Corp.                                             380         10,138
State Street Corp.                                           580         29,644
Suntrust Banks, Inc.                                         670         45,547
Synovus Financial Corp.                                      350          9,464

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

U.S. BanCorp                                               2,753    $    65,246
Union Planters Corp.                                         270         13,530
Wachovia Corp./SC                                          2,280         86,731
Washington Mutual, Inc.                                    1,470         55,463
Wells Fargo & Co.                                          2,700        138,105
Zions BanCorp                                                210         11,357
                                                                    -----------
                                                                      1,157,214
                                                                    -----------
BIOTECHNOLOGY (0.97%)
Amgen, Inc.*                                               1,660         87,781
Biogen, Inc.*                                                260         11,302
Chiron Corp.*                                                310         12,546
Genzyme Corp.*                                               330         13,510
Immunex Corp.*                                               810         21,983
                                                                    -----------
                                                                        147,122
                                                                    -----------
BUILDING MATERIALS (0.18%)
Masco Corp.                                                  660         18,546
Vulcan Materials Co.                                         190          8,744
                                                                    -----------
                                                                         27,290
                                                                    -----------
CHEMICALS (1.54%)
Air Products & Chemicals, Inc.                               370         17,779
Ashland, Inc.                                                120          4,900
Dow Chemical Co.                                           1,375         43,725
Du Pont (E.I.) de Nemours & Co.                            1,700         75,650
Eastman Chemical Co.                                         210          9,261
Ecolab, Inc.                                                 240         10,538
Engelhard Corp.                                              140          4,259
Great Lakes Chemical Corp.                                    50          1,287
Hercules, Inc.*                                              100          1,220
International Flavors & Fragrances, Inc.                     170          5,474
PPG Industries, Inc.                                         340         17,785
Praxair, Inc.                                                280         15,988
Rohm & Haas Co.                                              330         12,246
Sherwin-Williams Co. (The)                                   200          6,146
Sigma-Aldrich                                                130          6,159
                                                                    -----------
                                                                        232,417
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

COMMERCIAL SERVICES (1.10%)
Cendant Corp.*                                             1,360    $    24,466
Cintas Corp.                                                 320         16,566
Concord EFS, Inc.*                                           720         22,769
Convergys Corp.*                                             300          8,301
Deluxe Corp.                                                 180          7,898
Equifax, Inc.                                                200          5,464
H&R Block, Inc.                                              260         10,431
McKesson Corp.                                               450         18,176
Moody's Corp.                                                260         11,331
Paychex, Inc.                                                665         24,825
Quintiles Transnational Corp.*                               160          2,272
R.R. Donnelley & Sons Co.                                    230          7,351
Robert Half International, Inc.*                             250          6,565
                                                                    -----------
                                                                        166,415
                                                                    -----------
COMPUTER HARDWARE (3.48%)
Apple Computer, Inc.*                                        530         12,863
Compaq Computer Corp.                                      2,370         24,056
Dell Computer Corp.*                                       3,930        103,516
EMC Corp./Massachusetts*                                   3,280         29,979
Gateway, Inc.*                                               430          2,356
Hewlett-Packard Co.                                        3,090         52,839
International Business Machines Corp.                      2,700        226,152
Lexmark International, Inc.*                                 240         14,347
NCR Corp.*                                                   260         10,104
Network Appliance, Inc.*                                     580         10,121
Palm, Inc.*                                                  544          1,725
Sun Microsystems, Inc.*                                    4,550         37,219
                                                                    -----------
                                                                        525,277
                                                                    -----------
COMPUTER SERVICES (0.48%)
Computer Sciences Corp.*                                     370         16,594
Electronic Data Systems Corp.                                800         43,408
Sapient Corp.*                                               120            586
TMP Worldwide, Inc.*                                         260          7,844
Unisys Corp.*                                                310          4,185
                                                                    -----------
                                                                         72,617
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

COMPUTER SOFTWARE (5.13%)
Adobe Systems, Inc.                                          460    $    18,382
Autodesk, Inc.                                               180          3,310
Automatic Data Processing                                  1,050         53,382
BMC Software, Inc.*                                          370          5,350
Citrix Systems, Inc.*                                        270          3,132
Computer Associates International, Inc.                      910         16,926
Compuware Corp.*                                             430          3,371
First Data Corp.                                             660         52,463
Fiserv, Inc.*                                                330         14,672
IMS Health, Inc.                                             440          9,068
Intuit, Inc.*                                                340         13,321
Mercury Interactive Corp.*                                   210          7,827
Microsoft Corp.*                                           8,310        434,281
Novell, Inc.*                                                330          1,221
Oracle Corp.*                                              8,250         82,830
Parametric Technology Corp.*                                 270          1,091
Peoplesoft, Inc.*                                            510         11,817
Rational Software Corp.*                                     310          4,517
Siebel Systems, Inc.*                                        790         19,110
Veritas Software Corp.*                                      698         19,781
                                                                    -----------
                                                                        775,852
                                                                    -----------
CONSUMER PRODUCTS (0.16%)
American Greetings                                           130          2,307
Clorox Co.                                                   430         19,028
Tupperware Corp.                                             110          2,526
                                                                    -----------
                                                                         23,861
                                                                    -----------
CONTAINERS (0.14%)
Ball Corp.                                                   140          6,657
Bemis Co.                                                     90          4,791
Pactiv Corp.*                                                160          3,307
Sealed Air Corp.*                                            130          5,807
                                                                    -----------
                                                                         20,562
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

COSMETICS & TOILETRIES (2.54%)
Alberto-Culver Co.                                           120    $     6,548
Avon Products                                                410         22,899
Colgate-Palmolive Co.                                        920         48,769
Gillette Co.                                               1,630         57,832
Kimberly-Clark Corp.                                         930         60,562
Procter & Gamble Co.                                       2,080        187,741
                                                                    -----------
                                                                        384,351
                                                                    -----------
DISTRIBUTION/WHOLESALE (0.12%)
Genuine Parts Co.                                            240          8,282
Grainger (W.W.), Inc.                                        170          9,532
                                                                    -----------
                                                                         17,814
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (7.37%)
American Express Co.                                       2,040         83,660
Bear Stearns Cos., Inc.                                      170         10,530
Capital One Financial Corp.                                  340         20,363
Charles Schwab Corp.                                       1,890         21,527
Citigroup, Inc.                                            7,878        341,117
Countrywide Credit Industries, Inc.                          190          8,875
Fannie Mae                                                 1,590        125,499
Franklin Resources, Inc.                                     400         16,760
Freddie Mac                                                1,100         71,885
Household International, Inc.                                750         43,718
J.P. Morgan Chase & Co.                                    3,174        111,407
Lehman Brothers Holdings, Inc.                               400         23,600
MBNA Corp.                                                 1,280         45,376
Merrill Lynch & Co., Inc.                                  1,330         55,780
Morgan Stanley Dean Witter & Co.                           1,760         83,987
Providian Financial Corp.                                    400          2,840
Regions Financial Corp.                                      340         11,924
Stilwell Financial, Inc.                                     230          4,913
T Rowe Price Group, Inc.                                     140          4,910
USA Education, Inc.                                          260         24,921
                                                                    -----------
                                                                      1,113,592
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

DIVERSIFIED MACHINERY (0.58%)
Caterpillar, Inc.                                            610    $    33,318
Cummins, Inc.                                                100          4,255
Deere & Co.                                                  390         17,456
Dover Corp.                                                  300         11,178
Ingersoll-Rand Co.                                           330         16,484
Rockwell International Corp.                                 250          5,368
                                                                    -----------
                                                                         88,059
                                                                    -----------
DIVERSIFIED MANUFACTURING (5.20%)
3M Co.                                                       680         85,544
Cooper Industries, Inc.                                      200          8,760
Crane Co.                                                     60          1,655
Danaher Corp.                                                240         17,179
Eaton Corp.                                                  190         16,076
General Electric Co.                                      15,130        477,351
Honeywell International, Inc.                              1,300         47,684
Illinois Tool Works                                          570         41,097
ITT Industries, Inc.                                         170         11,876
Pall Corp.                                                   120          2,496
Textron, Inc.                                                390         19,180
Tyco International Ltd.                                    3,126         57,675
                                                                    -----------
                                                                        786,573
                                                                    -----------
ELECTRICAL COMPONENTS (0.52%)
American Power Conversion*                                   150          1,928
Emerson Electric Co.                                         830         44,314
Jabil Circuit, Inc.*                                         250          5,102
Molex, Inc.                                                  290          9,750
Power-One, Inc.*                                              70            585
Sanmina Corp.*                                               660          6,864
Solectron Corp.*                                             850          6,205
Symbol Technologies, Inc.                                    270          2,284
Thomas & Betts Corp.                                          50          1,175
                                                                    -----------
                                                                         78,207
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

ENGINEERING & CONSTRUCTION (0.06%)
Fluor Corp.                                                  210    $     8,679
                                                                    -----------

FOOD & BEVERAGE (5.05%)
Albertson's, Inc.                                            640         21,466
Archer-Daniels-Midland Co.                                   738          9,793
Campbell Soup Co.                                            640         17,670
Coca-Cola Co./The                                          3,960        219,820
Coca-Cola Enterprises, Inc.                                  550         10,791
Conagra Foods, Inc.                                          760         18,620
General Mills, Inc.                                          580         25,549
H.J. Heinz Co.                                               580         24,354
Hershey Foods Corp.                                          300         20,400
Kellogg Co.                                                  620         22,270
Kroger Co.*                                                1,160         26,413
Pepsi Bottling Group, Inc.                                   420         12,029
PepsiCo, Inc.                                              2,713        140,805
Safeway, Inc.*                                               910         38,174
Sara Lee Corp.                                             1,010         21,392
Starbucks Corp.*                                             530         12,095
Supervalu, Inc.                                              170          5,100
Sysco Corp.                                                  930         26,979
Unilever NV                                                1,000         64,700
Winn-Dixie Stores, Inc.                                      200          3,470
Wrigley (Wm. Jr.) Co.                                        380         20,900
                                                                    -----------
                                                                        762,790
                                                                    -----------
FOREST & PAPER PRODUCTS (0.54%)
Boise Cascade Corp.                                           50          1,693
Georgia-Pacific Group                                        305          8,839
International Paper Co.                                      730         30,244
Louisiana-Pacific Corp.                                      100          1,170
MeadWestvaco Corp.                                           257          7,546
Plum Creek Timber Co., Inc.                                  170          5,176
Temple-Inland, Inc.                                           90          4,765
Weyerhaeuser Co.                                             380         22,652
                                                                    -----------
                                                                         82,085
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

HEALTHCARE PRODUCTS (3.90%)
Allergan, Inc.                                               270    $    17,796
Bard (C.R.), Inc.                                            130          7,142
Bausch & Lomb, Inc.                                          180          6,475
Baxter International, Inc.                                   960         54,624
Becton Dickinson & Co.                                       460         17,098
Biomet, Inc.                                                 450         12,703
Boston Scientific Corp.*                                     640         15,949
Guidant Corp.*                                               500         18,800
Johnson & Johnson                                          4,764        304,229
Medtronic, Inc.                                            1,950         87,146
St. Jude Medical, Inc.*                                      210         17,474
Stryker Corp.                                                370         19,799
Zimmer Holdings, Inc.*                                       285          9,892
                                                                    -----------
                                                                        589,127
                                                                    -----------
HEALTHCARE SERVICES (0.16%)
Health Management Associates, Inc.*                          390          8,322
Healthsouth Corp.*                                           550          8,305
Manor Care, Inc.*                                            270          6,923
                                                                    -----------
                                                                         23,550
                                                                    -----------
HOME BUILDERS (0.11%)
Centex Corp.                                                 120          6,756
KB Home                                                       70          3,489
Pulte Homes, Inc.                                            110          5,852
                                                                    -----------
                                                                         16,097
                                                                    -----------
HOME FURNISHINGS (0.13%)
Leggett & Platt, Inc.                                        210          5,523
Newell Rubbermaid, Inc.                                      460         14,444
                                                                    -----------
                                                                         19,967
                                                                    -----------
HOTELS (0.29%)
Hilton Hotels Corp.                                          490          8,016
Marriott International, Inc.                                 470         20,652
Starwood Hotels & Resorts Worldwide, Inc.                    410         15,498
                                                                    -----------
                                                                         44,166
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

INSTRUMENTS-CONTROLS (0.52%)
Agilent Technologies, Inc.*                                  684    $    20,554
Applied Biosystems Group - Applera Corp.                     430          7,362
Johnson Controls, Inc.                                       190         16,387
Millipore Corp.                                              100          3,995
Parker Hannifin Corp.                                        280         13,986
PerkinElmer, Inc.                                            190          2,432
Tektronix, Inc.*                                              80          1,760
Thermo Electron Corp.*                                       280          5,292
Waters Corp.*                                                260          7,007
                                                                    -----------
                                                                         78,775
                                                                    -----------
INSURANCE (4.50%)
ACE Ltd.                                                     380         16,538
AFLAC, Inc.                                                  770         23,023
Allstate Corp.                                             1,080         42,919
AMBAC Financial Group, Inc.                                  170         10,686
American International Group                               4,043        279,452
AON Corp.                                                    400         14,292
Chubb Corp.                                                  270         20,709
Cincinnati Financial Corp.                                   240         11,246
Conseco, Inc.*                                               410          1,529
Hartford Financial Services Group                            390         27,027
Jefferson-Pilot Corp.                                        245         12,270
John Hancock Financial Services                              440         16,984
Lincoln National Corp.                                       320         15,328
Marsh & McLennan Cos                                         490         49,529
MBIA, Inc.                                                   230         12,404
Metlife, Inc.                                              1,090         37,213
MGIC Investment Corp.                                        150         10,704
Progressive Corp.                                            330         18,975
Safeco Corp.                                                 150          5,010
St. Paul Cos.                                                320         15,939
Torchmark Corp.                                              210          8,587
UnumProvident Corp.                                          360         10,166
XL Capital Ltd.                                              210         19,814
                                                                    -----------
                                                                        680,344
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

LEISURE & RECREATION PRODUCTS (0.14%)
Brunswick Corp.                                              140    $     3,947
Hasbro, Inc.                                                 220          3,516
Mattel, Inc.                                                 640         13,209
                                                                    -----------
                                                                         20,672
                                                                    -----------
MEDIA (2.56%)
AOL Time Warner, Inc.*                                     6,835        130,002
Clear Channel Communications*                              1,050         49,297
Comcast Corp.*                                             1,650         44,138
Dow Jones & Co., Inc.                                        280         15,224
Gannett Co., Inc.                                            540         39,582
Knight Ridder, Inc.                                          180         12,060
McGraw-Hill Companies, Inc.                                  380         24,316
Meredith Corp.                                               250         10,705
New York Times Co.                                           340         15,830
Tribune Co.                                                  647         28,578
Univision Communications, Inc.*                              430         17,183
                                                                    -----------
                                                                        386,915
                                                                    -----------
METAL FABRICATION (0.01%)
Worthington Industries                                       150          2,220
                                                                    -----------
METALS (0.55%)
Alcan, Inc.                                                  590         21,612
Alcoa, Inc.                                                1,320         44,920
Freeport-McMoran Copper & Gold, Inc.*                        190          3,374
Inco Ltd.*                                                   310          6,209
Phelps Dodge Corp.                                           210          7,518
                                                                    -----------
                                                                         83,633
                                                                    -----------
MINING (0.23%)
Barrick Gold Corp.                                           723         14,510
Newmont Mining Corp.                                         580         16,536
Placer Dome, Inc.                                            340          3,995
                                                                    -----------
                                                                         35,041
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

MOTORCYCLE MANUFACTURER (0.19%)
Harley-Davidson, Inc.                                        530    $    28,085
                                                                    -----------

OFFICE EQUIPMENT & SUPPLIES (0.26%)
Avery Dennison Corp.                                         200         12,810
Pitney Bowes, Inc.                                           470         19,787
Xerox Corp.                                                  850          7,523
                                                                    -----------
                                                                         40,120
                                                                    -----------
OIL & GAS (7.10%)
Amerada Hess Corp.                                           240         18,451
Anadarko Petroleum Corp.                                     379         20,398
Apache Corp.                                                 198         11,549
Baker Hughes, Inc.                                           440         16,579
Burlington Resources, Inc.                                   290         12,885
ChevronTexaco Corp.                                        1,789        155,124
Conoco, Inc.                                                 850         23,843
Devon Energy Corp.                                           210         10,355
EOG Resources, Inc.                                          150          6,382
Exxon Mobil Corp.                                         10,360        416,161
Halliburton Co.                                              610         10,364
Kerr-McGee Corp.                                             230         13,754
Marathon Oil Corp.                                           500         14,530
Nabors Industries, Inc.*                                     220         10,021
Noble Drilling Corp.*                                        160          6,936
Occidental Petroleum Corp.                                   490         14,088
Phillips Petroleum Co.                                       644         38,518
Rowan Cos., Inc.                                              70          1,777
Royal Dutch Petroleum Co.                                  3,410        178,207
Schlumberger Ltd.                                          1,070         58,582
Sunoco, Inc.                                                 180          6,188
Transocean Sedco Forex, Inc.                                 440         15,620
Unocal Corp.                                                 360         13,388
                                                                    -----------
                                                                      1,073,700
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

PHARMACEUTICALS (8.51%)
Abbott Laboratories                                        2,520    $   135,954
AmerisourceBergen Corp.                                      180         13,950
Bristol-Myers Squibb Co.                                   3,130         90,144
Cardinal Health, Inc.                                        775         53,669
Eli Lilly & Co.                                            1,860        122,853
Forest Laboratories, Inc.*                                   300         23,142
King Pharmaceuticals, Inc.*                                  373         11,690
Medimmune, Inc.*                                             380         12,692
Merck & Co., Inc.                                          3,650        198,341
Pfizer, Inc.                                               9,607        349,214
Pharmacia Corp.                                            2,060         84,934
Schering-Plough Corp.                                      2,330         63,609
Watson Pharmaceuticals, Inc.*                                190          4,674
Wyeth                                                      2,130        121,410
                                                                    -----------
                                                                      1,286,276
                                                                    -----------
PHOTOGRAPHY EQUIPMENT (0.15%)
Eastman Kodak Co.                                            700         22,547
                                                                    -----------

PIPELINES (0.44%)
Dynegy, Inc.                                                 580         10,440
El Paso Corp.                                                832         33,280
Kinder Morgan, Inc.                                          180          8,714
Williams Cos., Inc.                                          750         14,325
                                                                    -----------
                                                                         66,759
                                                                    -----------
REITS (0.15%)
Equity Office Properties Trust                               520         14,888
Equity Residential                                           280          7,896
                                                                    -----------
                                                                         22,784
                                                                    -----------
RESTAURANTS (0.57%)
Darden Restaurants, Inc.                                     180          7,182
McDonald's Corp.                                           1,930         54,812
Wendy's International, Inc.                                  190          7,106
Yum! Brands, Inc.*                                           260         16,396
                                                                    -----------
                                                                         85,496
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

RETAIL-AUTO PARTS (0.09%)
AutoZone, Inc.*                                              170    $    12,920
                                                                    -----------

RETAIL STORES (6.99%)
Bed Bath & Beyond, Inc.*                                     440         16,355
Best Buy Co., Inc.*                                          360         26,766
Big Lots, Inc.                                               100          1,546
Circuit City Stores                                          300          6,468
Costco Wholesale Corp.*                                      700         28,140
CVS Corp.                                                    700         23,436
Dillard's, Inc.                                               80          1,959
Dollar General Corp.                                         447          7,040
Family Dollar Stores, Inc.                                   250          8,650
Federated Department Stores*                                 390         15,495
Gap, Inc.                                                  1,150         16,226
Home Depot, Inc.                                           3,630        168,323
Kohls Corp.*                                                 570         42,009
Limited, Inc.                                                650         12,454
Lowe's Cos., Inc.                                          1,180         49,902
May Department Stores Co.                                    560         19,421
Nordstrom, Inc.                                              130          3,050
Office Depot, Inc.*                                          370          7,082
Penney (J.C.) Co.                                            420          9,131
RadioShack Corp.                                             330         10,296
Sears, Roebuck and Co.                                       620         32,705
Staples, Inc.*                                               590         11,782
Target Corp.                                               1,400         61,110
Tiffany & Co.                                                220          8,745
TJX Cos., Inc.                                               410         17,868
Toys R Us, Inc.*                                             270          4,663
Walgreen Co.                                               1,560         58,921
Wal-Mart Stores, Inc.                                      6,930        387,110
                                                                    -----------
                                                                      1,056,653
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

SEMICONDUCTORS (4.35%)
Advanced Micro Devices*                                      450    $     5,031
Altera Corp.*                                                540         11,102
Analog Devices, Inc.*                                        620         22,915
Applied Materials, Inc.*                                   2,540         61,773
Applied Micro Circuits Corp.*                                400          2,700
Broadcom Corp.*                                              460         15,870
Conexant Systems, Inc.*                                      210          2,142
Intel Corp.                                               10,200        291,822
Kla-Tencor Corp.*                                            300         17,691
Linear Technology Corp.                                      530         20,596
LSI Logic Corp.*                                             510          6,554
Maxim Integrated Products*                                   560         27,888
Micron Technology, Inc.*                                     960         22,752
National Semiconductor Corp.*                                220          6,934
Novellus Systems, Inc.*                                      230         10,902
Nvidia Corp.*                                                190          6,614
PMC - Sierra, Inc.*                                          300          4,668
QLogic Corp.*                                                170          7,771
Teradyne, Inc.*                                              240          7,908
Texas Instruments, Inc.                                    2,600         80,418
Vitesse Semiconductor Corp.*                                 250          1,495
Xilinx, Inc.*                                                580         21,901
                                                                    -----------
                                                                        657,447
                                                                    -----------
STEEL (0.11%)
Allegheny Technologies, Inc.                                 140          2,363
Nucor Corp.                                                  180         10,521
USX-U.S. Steel Group, Inc.                                   210          3,788
                                                                    -----------
                                                                         16,672
                                                                    -----------
TELECOMMUNICATIONS (6.25%)
ADC Telecommunications, Inc.*                                690          2,684
Alltel Corp.                                                 560         27,720
Andrew Corp.*                                                 80          1,327
AT&T Corp.                                                 5,172         67,857
AT&T Wireless Services, Inc.*                              3,462         30,985
Avaya, Inc.*                                                 348          2,137
BellSouth Corp.                                            2,870         87,105

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

CenturyTel, Inc.                                             220    $     6,094
CIENA Corp.*                                                 420          3,146
Cisco Systems, Inc.*                                      11,050        161,882
Citizens Communications Co.*                                 300          2,781
Comverse Technology, Inc.*                                   330          3,970
Corning, Inc.                                              1,240          8,295
JDS Uniphase Corp.*                                        1,740          7,552
Lucent Technologies, Inc.                                  4,400         20,240
Motorola, Inc.                                             3,170         48,818
Nextel Communications, Inc.*                               1,040          5,730
Nortel Networks Corp.                                      4,200         14,280
Qualcomm, Inc.*                                            1,180         35,589
Qwest Communications International                         2,395         12,047
SBC Communications, Inc.                                   5,270        163,686
Scientific-Atlanta, Inc.                                     230          4,600
Sprint Corp.-FON Group                                     1,400         22,190
Sprint Corp.-PCS Group*                                    1,250         14,012
Tellabs, Inc.*                                               540          4,585
Verizon Communications, Inc.                               4,351        174,519
WorldCom, Inc.-WorldCom Group*                             4,090         10,139
                                                                    -----------
                                                                        943,970
                                                                    -----------
TOOLS (0.11%)
Black & Decker Corp.                                         150          7,302
Snap-On, Inc.                                                 90          2,851
Stanley Works                                                150          6,972
                                                                    -----------
                                                                         17,125
                                                                    -----------
TRANSPORTATION (0.58%)
Burlington Northern Santa Fe Corp.                           510         14,020
CSX Corp.                                                    330         11,936
FedEx Corp.*                                                 460         23,768
Norfolk Southern Corp.                                       470         10,072
Union Pacific Corp.                                          490         27,832
                                                                    -----------
                                                                         87,628
                                                                    -----------
TRAVEL SERVICES (0.08%)
Sabre Holdings Corp.*                                        250         11,625
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

TRUCKING & LEASING (0.02%)
Ryder System, Inc.                                           100    $     2,836
                                                                    -----------

UTILITIES (3.34%)
AES Corp.*                                                   780          6,256
Allegheny Energy, Inc.                                       370         15,511
Ameren Corp.                                                 350         14,616
American Electric Power                                      604         27,663
Calpine Corp.*                                               440          4,840
Cinergy Corp.                                                270          9,593
CMS Energy Corp.                                             120          2,323
Consolidated Edison, Inc.                                    390         17,000
Constellation Energy Group, Inc.                             250          7,980
Dominion Resources, Inc.                                     570         37,859
DTE Energy Co.                                               300         13,602
Duke Energy Corp.                                          1,250         47,913
Edison International*                                        470          8,531
Entergy Corp.                                                380         17,632
Exelon Corp.                                                 700         38,010
FirstEnergy Corp.                                            430         14,319
FPL Group, Inc.                                              480         30,475
KeySpan Corp.                                                200          7,060
Mirant Corp.*                                                520          6,282
Nicor, Inc.                                                   80          3,742
NiSource, Inc.                                               210          4,641
Peoples Energy Corp.                                          30          1,170
PG&E Corp.*                                                  550         12,925
Pinnacle West Capital Corp.                                  210          9,202
PPL Corp.                                                    330         12,576
Progress Energy, Inc.                                        470         24,388
Public Service Enterprise Group                              360         16,686
Reliant Energy, Inc.                                         570         14,467
Sempra Energy                                                240          6,137
Southern Co.                                                 940         26,649
TECO Energy, Inc.                                            110          3,062
TXU Corp.                                                    520         28,298
XCEL Energy, Inc.                                            541         13,758
                                                                    -----------
                                                                        505,166
                                                                    -----------

CHRISTIAN STEWARDSHIP FUNDS
SCHEDULE OF INVESTMENTS - APRIL 30, 2002
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----

WASTE DISPOSAL (0.21%)
Allied Waste Industries, Inc.*                               340    $     4,128
Waste Management, Inc.                                     1,030         27,130
                                                                    -----------
                                                                         31,258
                                                                    -----------

TOTAL COMMON STOCK (COST $18,523,848)                                15,001,744
                                                                    -----------
MISCELLANEOUS INVESTMENTS (0.64%)
S & P 500 Depository Receipt (Cost $99,012)                  900         97,200
                                                                    -----------


                                                       PRINCIPAL
                                                       ---------
REPURCHASE AGREEMENTS (0.18%)
Fifth Third Bank, 1.29%, dated 04/30/02,
   due 05/01/02, repurchase price $26,918
   (collateralized by FNMA 1998-16 JA,
   6.25%, due 03/18/25, market value $27,726)
   (Cost $26,918)                                         26,918         26,918
                                                                    -----------
      TOTAL INVESTMENTS
         (Cost $18,649,778) (100.09%)                                15,125,862
      OTHER ASSETS AND LIABILITIES,
         NET (-0.09%)                                                   (13,514)
                                                                    -----------
      NET ASSETS (100%)                                             $15,112,348
                                                                    ===========

*Non-income producing investment
ADR - American Depository Receipt

Cost for federal income tax at April 30, 2002
   was $18,679,139 and net unrealized
   depreciation consisted of:
      Gross unrealized appreciation                                 $ 1,062,589
      Gross unrealized depreciation                                  (4,615,866)
                                                                    -----------
      Net unrealized depreciation                                   $(3,553,277)
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002                                                   BOND INDEX FUND
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (identified cost $7,151,350)               $ 7,267,862
   Receivables:
      Dividends and interest                                             87,638
      Fund shares purchased                                              10,000
      Collateral for securities loaned, at fair value                   482,883
   Prepaid expenses                                                      20,813
                                                                    -----------
         Total assets                                                 7,869,196
                                                                    -----------
LIABILITIES:
   Payables:
      Accrued expenses                                              $    10,136
      Due to adviser                                                        449
      Distribution fees                                                     741
      Fund shares redeemed                                                5,614
      Payables upon return of securities loaned                         482,883
                                                                    -----------
         Total liabilities                                              499,823
                                                                    -----------
NET ASSETS                                                          $ 7,369,373
                                                                    ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                                  $ 7,172,002
   Undistributed net investment income                                   71,338
   Accumulated realized gain (loss) on investments
      Short-term losses                                                  (5,617)
      Long-term gains                                                    15,138
   Net unrealized appreciation on investments                           116,512
                                                                    -----------
NET ASSETS                                                          $ 7,369,373
                                                                    ===========

INDIVIDUAL SHARES (NOTE 1):
   Net assets for 105,283 shares outstanding                        $ 2,767,245
   Net asset value and redemption price                             $     26.28

INSTITUTIONAL SHARES (NOTE 1):
   Net assets for 175,129 shares outstanding                        $ 4,602,128
   Net asset value and redemption price                             $     26.28


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002                                       LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (identified cost $18,649,778)              $15,125,862
   Receivables:
      Investments sold                                                  219,092
      Dividends and interest                                             11,687
      Collateral for securities loaned, at fair value                   209,585
   Prepaid expenses                                                       8,961
                                                                    -----------
         Total assets                                                15,575,187
                                                                    -----------
LIABILITIES:
   Payables:
      Investments purchased                                         $   226,805
      Accrued expenses                                                   24,767
      Due to advisor                                                        962
      Distribution fees                                                     720
      Payables upon return of securities loaned                         209,585
                                                                    -----------
         Total liabilities                                              462,839
                                                                    -----------
NET ASSETS                                                          $15,112,348
                                                                    ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                                  $19,086,322
   Accumulated realized loss on investments
      Short-term losses                                                (352,407)
      Long-term losses                                                  (97,651)
   Net unrealized depreciation on investments                        (3,523,916)
                                                                    -----------
NET ASSETS                                                          $15,112,348
                                                                    ===========

INDIVIDUAL SHARES (NOTE 1):
   Net assets for 26,009 shares outstanding                         $   475,259
   Net asset value and redemption price                             $     18.27

INSTITUTIONAL SHARES (NOTE 1):
   Net assets for 804,303 shares outstanding                        $14,637,089
   Net asset value and redemption price                             $     18.20


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
STATEMENT OF OPERATIONS FOR THE YEAR ENDED
APRIL 30, 2002                                                   BOND INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                         $   412,237
   Dividends                                                                 --
                                                                    -----------
      Total Investment Income                                           412,237
                                                                    -----------
EXPENSES:
   Investment advisory fees (Note 4)                                     10,616
   Administration fee (Note 4)                                            5,308
   Accounting fee                                                        25,499
   Custodian fees                                                         3,350
   Transfer agency fees                                                  18,122
   Distribution fees:
      Individual Class                                                    6,461
      Institutional Class                                                 2,247
   Directors' expense                                                     1,082
   Audit fees                                                            13,474
   Legal fees                                                             8,360
   Registration fees                                                      5,352
   Reports to shareholders                                                3,227
   Other                                                                  6,648
                                                                    -----------
      Total expenses before waivers                                     109,746
      Fees waived (Note 4)                                              (10,616)
                                                                    -----------
         Total expenses, net                                             99,130
                                                                    -----------
   Net investment income                                                313,107
                                                                    -----------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                       9,521
   Net unrealized appreciation during the period
      on investments                                                    132,780
                                                                    -----------
   Net gain on investments                                              142,301
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   455,408
                                                                    ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
STATEMENT OF OPERATIONS FOR THE YEAR ENDED
APRIL 30, 2002                                       LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                         $     3,497
   Dividends                                                            197,938
                                                                    -----------
      Total Investment Income                                           201,435
                                                                    -----------
EXPENSES:
   Investment advisory fees (Note 4)                                     22,114
   Administration fee (Note 4)                                           11,057
   Accounting fee                                                        25,499
   Custodian fees                                                        21,976
   Transfer agency fees                                                  12,618
   Distribution fees:
      Individual Class                                                      757
      Institutional Class                                                 7,220
   Directors' expense                                                     2,443
   Audit fees                                                            23,062
   Legal fees                                                            16,426
   Registration fees                                                     16,543
   Reports to shareholders                                               10,037
   Other                                                                 15,573
                                                                    -----------
      Total expenses before waivers                                     185,325
      Fees waived (Note 4)                                               (4,220)
                                                                    -----------
         Total expenses, net                                            181,105
                                                                    -----------
   Net investment income                                                 20,330
                                                                    -----------
REALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments                                    (120,774)
   Net unrealized depreciation during the period
      on investments                                                 (2,067,050)
                                                                    -----------
   Net loss on investments                                           (2,187,824)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(2,167,494)
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                                 BOND INDEX FUND
--------------------------------------------------------------------------------

                                                  YEAR ENDED      PERIOD ENDED
                                                APRIL 30, 2002   APRIL 30, 2001*
                                                --------------   ---------------

INCREASE IN NET ASSETS:
Operations:
   Net investment income                          $   313,107     $    74,408
   Net realized gain (loss) on investments              9,521          24,251
   Net unrealized appreciation (depreciation)
      during the period on investments                132,780         (16,268)
                                                  -----------     -----------

Net increase in net assets resulting
   from operations                                    455,408          82,391
                                                  -----------     -----------

Distributions to shareholders from:
   Net investment income
      Individual Class                                (95,270)        (35,001)
      Institutional Class                            (174,537)        (11,369)
   Net realized short-term gains
      Individual Class                                 (8,685)             --
      Institutional Class                             (15,566)             --
                                                  -----------     -----------
Total Distributions                                  (294,058)        (46,370)
                                                  -----------     -----------
Increase in net assets from Fund share
   transactions (Note 6)                              840,612       6,331,390
                                                  -----------     -----------
Increase in net assets                              1,001,962       6,367,411

NET ASSETS:
   Beginning of period                              6,367,411              --
                                                  -----------     -----------
   End of period (including undistributed
      net investment income of $71,338
      and $28,038, respectively)                  $ 7,369,373     $ 6,367,411
                                                  ===========     ===========

*The Christian Stewardship Bond Index Fund commenced operations on November 1,
 2000.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                 YEAR ENDED      PERIOD ENDED
                                               APRIL 30, 2002   APRIL 30, 2001**
                                               --------------   ---------------

INCREASE IN NET ASSETS:
Operations:
Net investment income                            $    20,330      $    37,798
   Net realized loss on investments                 (120,774)        (328,465)
   Net unrealized depreciation during the
      period on investments                       (2,067,050)      (1,456,866)
                                                 -----------      -----------
Net decrease in net assets resulting
   from operations                                (2,167,494)      (1,747,533)
                                                 -----------      -----------

Distributions to shareholders from:
   Net investment income
      Individual Class                                  (179)             (61)
      Institutional Class                            (20,151)         (37,737)
   Net realized short-term gains
      Individual Class                                    --               (4)
      Institutional Class                                 --             (815)
                                                 -----------      -----------
Total Distributions                                  (20,330)         (38,617)
                                                 -----------      -----------
Increase in net assets from Fund share
   transactions (Note 6)                           5,660,036       13,426,286
                                                 -----------      -----------
Increase in net assets                             3,472,212       11,640,136

NET ASSETS:
   Beginning of period                            11,640,136               --
                                                 -----------      -----------
   End of period (including undistributed
      net investment income of $0 and
      $0, respectively)                          $15,112,348      $11,640,136
                                                 ===========      ===========


**The Christian Stewardship Large Cap Equity Index Fund commenced operations on
  May 16, 2000.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
FINANCIAL HIGHLIGHTS                                             BOND INDEX FUND
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                       FOR THE YEAR ENDED APRIL 30, 2002  FOR THE PERIOD ENDED APRIL 30, 2001*
                                                       ---------------------------------  ------------------------------------
                                                         INDIVIDUAL      INSTITUTIONAL      INDIVIDUAL       INSTITUTIONAL
                                                         ----------      -------------      ----------       -------------
NET ASSET VALUE - BEGINNING OF PERIOD                    $    25.66       $    25.65        $    25.00        $    25.00
                                                         ----------       ----------        ----------        ----------
INVESTMENT OPERATIONS:
   Net investment income                                       1.13(2)          1.18(2)           0.48              0.50
   Net realized and unrealized gain on investments             0.54(2)          0.54(2)           0.51              0.50
                                                         ----------       ----------        ----------        ----------
      Total from investment operations                         1.67             1.72              0.99              1.00
                                                         ----------       ----------        ----------        ----------
Distributions:
   From net investment income                                 (0.96)           (1.00)            (0.33)            (0.35)
   From net realized capital gain                             (0.09)           (0.09)               --                --
                                                         ----------       ----------        ----------        ----------
      Total distributions                                     (1.05)           (1.09)            (0.33)            (0.35)
                                                         ----------       ----------        ----------        ----------
NET ASSET VALUE - END OF PERIOD                          $    26.28       $    26.28        $    25.66        $    25.65
                                                         ==========       ==========        ==========        ==========

TOTAL RETURN                                                   6.63%            6.85%             3.96%             4.01%
Ratios of expenses to average net assets:
   before fee waivers                                          1.68%            1.48%             2.22%(1)          2.02%(1)
   after fee waivers                                           1.53%            1.33%             2.07%(1)          1.87%(1)
Ratios of net investment income to average net assets:
   before fee waivers                                          4.14%            4.34%             3.63%(1)          3.83%(1)
   after fee waivers                                           4.29%            4.49%             3.78%(1)          3.98%(1)

Portfolio turnover rate                                       28.70%           28.70%            84.87%            84.87%
Net assets, end of period                                $2,767,245       $4,602,128        $2,568,574        $3,798,837


(1) Annualized
(2) Based on the average daily number of shares outstanding throughout the period
  * The Christian Stewardship Bond Index Fund commenced operations on November 1, 2000.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
FINANCIAL HIGHLIGHTS                                 LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                       FOR THE YEAR ENDED APRIL 30, 2002   FOR THE PERIOD ENDED APRIL 30, 2001
                                                       ---------------------------------   -----------------------------------
                                                         INDIVIDUAL      INSTITUTIONAL      INDIVIDUAL**    INSTITUTIONAL***
                                                         ----------      -------------      ------------    ----------------
NET ASSET VALUE - BEGINNING OF PERIOD                    $    21.33       $     21.32        $  24.34        $     25.00
                                                         ----------       -----------        --------        -----------
INVESTMENT OPERATIONS:
   Net investment income (loss)                               (0.05)(2)          0.03(2)         0.03               0.08
   Net realized and unrealized loss on investments            (2.94)(2)         (2.97)(2)       (3.01)             (3.68)
                                                         ----------       -----------        --------        -----------
      Total from investment operations                        (2.99)            (2.94)          (2.98)             (3.60)
                                                         ----------       -----------        --------        -----------
Distributions:
   From net investment income                                 (0.07)            (0.18)          (0.03)             (0.08)
   From net realized capital gain                                --                --              --                 --
                                                         ----------       -----------        --------        -----------
      Total distributions                                     (0.07)            (0.18)          (0.03)             (0.08)
                                                         ----------       -----------        --------        -----------
NET ASSET VALUE - END OF PERIOD                          $    18.27       $     18.20        $  21.33        $     21.32
                                                         ==========       ===========        ========        ===========

TOTAL RETURN                                                 (14.05)%          (13.82)%        (12.26)%           (14.42)%
Ratios of expenses to average net assets:
   before fee waivers                                          1.45%             1.25%           1.21%(1)           1.01%(1)
   after fee waivers                                           1.42%             1.22%           1.06%(1)           0.86%(1)
Ratios of net investment income to average net assets:
   before fee waivers                                         (0.08)%            0.12%          (0.03)%(1)          0.17%(1)
   after fee waivers                                          (0.05)%            0.15%           0.12%(1)           0.32%(1)

Portfolio turnover rate                                       11.90%            11.90%          44.93%             44.93%
Net assets, end of period                                $  475,259       $14,637,089        $120,336        $11,519,800


(1) Annualized
(2) Based on the average daily number of shares outstanding throughout the period
 ** The Christian Stewardship Large Cap Equity Index Fund Individual Class
    commenced operations on November 1 ,2000.
*** The Christian Stewardship Large Cap Equity Index Fund Institutional Class commenced operations on May 16, 2000.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHRISTIAN STEWARDSHIP FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     The Christian Stewardship Funds ("CSF") are series of Capstone Christian Values Fund, Inc. (the "Company"), an open-end diversified management company registered under the Investment Company Act of 1940 (the "1940 Act") originally incorporated in Delaware in 1968 and reorganized as a Maryland series company on May 11, 1992. CSF currently consists of two diversified series: the Bond Index Fund and the Large Cap Equity Index Fund (each a "FUND" and collectively the "FUNDS").

     The Company is authorized to issue 15,000,000 shares of capital stock of $0.001 par value. The Funds currently offer two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2)  INVESTMENT OBJECTIVES

     As a matter of fundamental investment policy, each of the Funds seeks to match the performance of a designated index (Benchmark) before expenses. The Adviser and Administrator will select portfolio investments for each Fund using statistical methods designed to produce total returns that will be comparable to the designated benchmark.

     The Bond Index Fund's objective is to provide current income. It pursues its objective by attempting to match the price and yield performance, before Fund expenses, of the Lehman Brothers Aggregate Bond ("LBA") Index. The LBA index is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year.

     The Large Cap Equity Fund's objective is to provide capital growth and income. It pursues its objective by attempting to match the price and yield performance, before Fund expenses, of a widely recognized index of large cap equities, which will be specified by the Advisory Committee from time to time.

CHRISTIAN STEWARDSHIP FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002
--------------------------------------------------------------------------------

(3)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

     A.   SECURITY VALUATION

          Portfolio equity securities that are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the mean between the last reported bid and asked prices prior to the time of valuation.

          Money market securities held by the Funds are valued using the amortized cost method of valuation, which in the opinion of the Board of Directors reflects fair value.

          Other debt securities are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Directors.

     B.   FEDERAL INCOME TAXES

          It is the policy of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner that results in no tax to the Funds. Therefore, no federal income or excise tax provisions are required.

          Net investment income (loss) and net realized gain (loss) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income of net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions,

CHRISTIAN STEWARDSHIP FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002
--------------------------------------------------------------------------------

          the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the fund.

     C.   SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

          Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     D.   REPURCHASE AGREEMENTS

          In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     E.   ORGANIZATION EXPENSES

          The Adviser has agreed to bear all of the costs incurred in connection with the organization and initial registration of the Company's shares.

     F.   USE OF ESTIMATES

          In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

CHRISTIAN STEWARDSHIP FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002
--------------------------------------------------------------------------------

     G.   SECURITIES LENDING TRANSACTIONS

          The Funds receive compensation in the form of fees, or it retains a portion of interest of any cash received as collateral. The Funds also continue to receive interest and dividends on securities loaned. The loans are secured by collateral with cash, U.S. government securities or letters of credit. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds.

(4)  INVESTMENT ADVISER AND ADMINISTRATOR

     Capstone Asset Management Company ("Capstone") serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services, each Fund pays Capstone on a monthly basis, an investment advisory fee. The advisory fees for the Funds are calculated at the annual rate of 0.15% on the first $500 million of the Funds' collective average daily net assets and then allocated to each Fund based upon relative net assets. The rate declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on collective average daily net assets in excess of $1 billion.

     Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets.

     Capstone has voluntarily agreed to waive its investment advisory fees for the Bond Index Fund and the Large Cap Equity Index Fund, resulting in waivers of investment advisory fees for the year ended April 30, 2002 of $10,616 and $4,220 respectively. These waivers are voluntary and may be discontinued at any time, however, Capstone intends to continue the waivers for the Funds until each Fund reaches $15 million. Starting in August 2001 the Large Cap Equity Fund reached $15 million in assets and the waiver was discontinued.

CHRISTIAN STEWARDSHIP FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002
--------------------------------------------------------------------------------

(5)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

     Capstone Asset Planning Company (the "DISTRIBUTOR") serves as the Company's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

     The Individual and Institutional Class shares of each Fund have adopted a Service and Distribution Plan (the "PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Individual Class and Institutional Class shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Individual and Institutional Class shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services, the Distributor receives a monthly fee calculated at the annual rate of 0.25% of the average daily net assets of the Individual Class shares and 0.05% of the average daily net assets of the Institutional Class shares.

     For the year ended April 30, 2002, the Distributor received $8,708 and $7,977 for the Bond Index Fund and the Large Cap Equity Index Fund respectively.

     Certain officers of the Company are also officers of Capstone and the Distributor.

CHRISTIAN STEWARDSHIP FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2002
--------------------------------------------------------------------------------

(6)  SHARES OF CAPITAL STOCK

     All Funds - Transactions in shares of capital stock, for the year ended from May 1, 2001 to April 30, 2002, were as follows:

                                     INDIVIDUAL              INSTITUTIONAL
                                 SHARES     DOLLARS       SHARES      DOLLARS
                                 ------     -------       ------      -------
BOND INDEX FUND:
   Sold                          14,829    $ 388,322      48,050    $1,255,225
   Reinvested                     3,881      100,724          14           376
   Redeemed                     (13,510)    (351,246)    (21,024)     (552,789)
                                 ------    ---------     -------    ----------
     Net Increase                 5,200    $ 137,800      27,040    $  702,812
                                 ======    =========     =======    ==========

LARGE CAP EQUITY INDEX FUND:
   Sold                          23,130    $ 400,397     293,931    $5,943,090
   Reinvested                        66        1,262       3,048        58,720
   Redeemed                      (2,829)     (54,649)    (33,092)     (688,784)
                                 ------    ---------     -------    ----------
     Net Increase                20,367    $ 347,010     263,887    $5,313,026
                                 ======    =========     =======    ==========

     All Funds - Transactions in shares of capital stock, for the period from May 16, 2000 (commencement of operations) to April 30, 2001 for the Large Cap Equity Fund, and for the period from November 1, 2000 (commencement of operations) to April 30, 2001 for the Bond Index Fund, were as follows:

                                     INDIVIDUAL              INSTITUTIONAL
                                 SHARES     DOLLARS       SHARES      DOLLARS
                                 ------     -------       ------      -------
BOND INDEX FUND:
   Sold                         116,415    $2,911,733    209,941    $ 5,415,984
   Reinvested                     1,334        34,299          1             28
   Redeemed                     (17,666)     (452,976)   (61,853)    (1,577,678)
                                -------    ----------    -------    -----------
     Net Increase               100,083    $2,493,056    148,089    $ 3,838,334
                                =======    ==========    =======    ===========

LARGE CAP EQUITY INDEX FUND:
   Sold                           6,744    $  148,737    697,429    $16,796,954
   Reinvested                         3            73        874         20,142
   Redeemed                      (1,105)      (25,473)  (157,887)    (3,514,147)
                                -------    ----------    -------    -----------
     Net Increase                 5,642    $  123,337    540,416    $13,302,949
                                =======    ==========    =======    ===========

CHRISTIAN STEWARDSHIP FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002
--------------------------------------------------------------------------------

(7)  INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities (excluding short-term securities) by the Funds for the period ended April 30, 2002 were as follows:

                                           PURCHASES           SALES
                                           ---------           -----
     Bond Index Fund                      $2,394,450        $1,925,722
     Large Cap Equity Index Fund           7,632,017         1,723,427

(8)  CAPITAL LOSS CARRY FORWARDS

     As of April 30, 2002 the Funds had capital loss carryforwards available for federal income tax purposes as follows:

                                                           LARGE CAP EQUITY
     CAPITAL LOSS CARRY FORWARDS        BOND INDEX FUND       INDEX FUND
     ---------------------------        ---------------       ----------
     Expiring in: 2010                    $     --             $325,141

     The Large Cap Equity Index Fund realized capital losses of $124,917, which have been deferred for federal income tax purposes.

(9)  DISTRIBUTIONS TO SHAREHOLDERS

     As of April 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                     BOND       LARGE CAP EQUITY
                                                 INDEX FUND        INDEX FUND
                                                 ----------        ----------
     Cost of investments for tax purposes        $7,151,350        $18,679,139

     Undistributed Ordinary Income:
     Net investment income                       $   71,338        $        --
     Undistributed Short-term Capital
        Gains/(Losses)                               (5,617)          (323,538)
     Undistributed Long-term Capital
        Gains/(Losses)                               15,138            (97,159)
     Unrealized Appreciation/(Depreciation)         116,512         (3,553,277)
                                                 ----------        -----------
           Distributable Earnings                $  197,371        $(3,973,974)
                                                 ==========        ===========


     The tax composition of dividends (other than return of capital dividends for the year) was as follows:

                                                   ORDINARY        LONG-TERM
                                                    INCOME       CAPITAL GAINS
                                                    ------       -------------
     Bond Index Fund                               $294,058         $   --
     Large Cap Equity Index Fund                     20,330             --

CHRISTIAN STEWARDSHIP FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002
--------------------------------------------------------------------------------

(10) DIRECTORS AND OFFICERS

                                                    NUMBER OF
                                                    PORTFOLIOS
                                         LENGTH      IN FUND
                                           OF        COMPLEX         OTHER
                                          TIME      OVERSEEN     DIRECTORSHIPS
NAME, AGE AND ADDRESS      POSITION      SERVED    BY DIRECTOR       HELD
--------------------------------------------------------------------------------
BERNARD J. VAUGHN (73)     Independent    Since         10           None
200 N. Wynnewood Ave         Director     2000
Apt. A-112
Wynnewood, PA 19004

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of other Capstone Funds; formerly Vice President of Fidelity Bank
--------------------------------------------------------------------------------


JAMES F. LEARY (72)        Independent    Since         10       Associated
2006 Peakwood Dr.            Director     2000                   Materials,
Garland, TX 75044                                                Inc.; MESBIC
                                                                 Ventures, Inc.;
                                                                 Quest Products
                                                                 Corp.; Prospect
                                                                 Street High
                                                                 Income Fund

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director of Benefit Capital Southwest, Inc.
--------------------------------------------------------------------------------


JOHN R. PARKER (56)        Independent    Since         10       Nova Natural
541 Shaw Hill                Director     2000                     Resources
Stowe, VT 05672

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant and private investor
--------------------------------------------------------------------------------

CHRISTIAN STEWARDSHIP FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2002


                                                    NUMBER OF
                                                    PORTFOLIOS
                                         LENGTH      IN FUND
                                           OF        COMPLEX         OTHER
                                          TIME      OVERSEEN     DIRECTORSHIPS
NAME, AGE AND ADDRESS      POSITION      SERVED    BY DIRECTOR       HELD
--------------------------------------------------------------------------------
EDWARD L. JAROSKI (55)     Director    Since 2000       10           None
5847 San Felipe
Suite 4100
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director of Capstone Asset Management Company; President and Director of Capstone Asset Planning Company and Capstone Financial Services, Inc.; President of New Castle Advisers, Inc.
--------------------------------------------------------------------------------


LEONARD B. MELLEY JR. (42) Director    Since 2001                    None
230 Beck Branch Road
Southern Pines, NC 28387

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chief Executive Officer/President of Freedom Stores, Inc.
--------------------------------------------------------------------------------


DAN E. WATSON (53)         Executive   Since 2000
5847 San Felipe              Vice
Suite 4100                 President
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board and Director of Capstone Asset Management Company; Chairman of the Board and Director Capstone Asset Planning Company and
Capstone Financial Services, Inc.
--------------------------------------------------------------------------------

CHRISTIAN STEWARDSHIP FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                    PORTFOLIOS
                                         LENGTH      IN FUND
                                           OF        COMPLEX         OTHER
                                          TIME      OVERSEEN     DIRECTORSHIPS
NAME, AGE AND ADDRESS      POSITION      SERVED    BY DIRECTOR       HELD
--------------------------------------------------------------------------------
LINDA G. GIUFFRE (39)      Secretary/  Since 2000
5847 San Felipe            Treasurer
Suite 4100
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Compliance of Capstone Financial Services, Inc.,
Capstone Asset Management Company and Capstone Planning Company
--------------------------------------------------------------------------------


DONALD R. MCFADDEN (46)      Senior    Since 2000
5847 San Felipe               Vice
Suite 4100                 President
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President of Capstone Financial Services and Capstone Asset Management Company; Senior Vice President, New Castle Advisers, Inc.
--------------------------------------------------------------------------------


JOHN M. METZINGER (39)       Senior    Since 2000
5847 San Felipe               Vice
Suite 4100                 President
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President of Capstone Financial Services and Capstone Asset Management Company
--------------------------------------------------------------------------------

CHRISTIAN STEWARDSHIP FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                    PORTFOLIOS
                                         LENGTH      IN FUND
                                           OF        COMPLEX         OTHER
                                          TIME      OVERSEEN     DIRECTORSHIPS
NAME, AGE AND ADDRESS      POSITION      SERVED    BY DIRECTOR       HELD
--------------------------------------------------------------------------------

HOWARD S. POTTER (52)        Senior    Since 2000
5847 San Felipe               Vice
Suite 4100                 President
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director of Capstone Financial Services, Capstone Assets Management Company and New Castle Advisers, Inc.
--------------------------------------------------------------------------------


JOHN R. WOLF (40)            Senior    Since 2000
5847 San Felipe               Vice
Suite 4100                 President
Houston, TX 77057

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President of Capstone Financial Services and Capstone Assets Management Company
--------------------------------------------------------------------------------


DAVID F. GANLEY (55)       Assistant   Since 2002
555 North Lane             Secretary
Suite 6160
Conshohocken, PA 19428

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, InCap Group, Inc.; Chief Administrative Officer
and Compliance Officer, InCap Service Company; served as compliance officer of Declaration Service Company
--------------------------------------------------------------------------------


TERENCE P. SMITH (55)      Assistant   Since 2001
555 North Lane             Secretary
Suite 6160
Conshohocken, PA 19428

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, InCap Group, Inc.; President and Chief Operating Officer, InCap Service Company; Chief Executive Officer of Declaration Holdings, Inc.
--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
   OF CAPSTONE CHRISTIAN VALUES FUND, INC.
   HOUSTON, TEXAS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Capstone Christian Values Fund, Inc., comprising the Christian Stewardship Bond Index Fund and the Christian Stewardship Large Cap Equity Index Fund, as of April 30, 2002, and the related statements of operations for the year then ended and changes in net assets, and the financial highlights for each of the respective periods from commencement of operations to April 30, 2002. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Capstone Christian Values Fund, Inc., as of April 30, 2002, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for each of the periods from commencement of operations to April 30, 2002, in conformity with U.S. generally accepted accounting principles.


                        /s/ Briggs, Bunting & Dougherty, LLP
                        ---------------------------------------------
                        BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
MAY 16, 2002

                              CHRISTIAN STEWARDSHIP FUNDS
                          CSF ---------------------------------------------
                              CONFORMING MARKET INDEXES TO CHRISTIAN VALUES





Visit us online at
WWW.CHRISTIANFUNDS.COM







                          BOND INDEX FUND

                          LARGE CAP EQUITY INDEX FUND









For more
complete
information
about the CSF
Funds, including
charges and
expenses,
contact the
Distributor at the
address below
to receive a
prospectus.                                     Capstone Asset Planning Company
Please read it                                  5847 San Felipe, Suite 4100
carefully before                [LOGO OMITTED]  Houston, Texas 77057
you invest or                                   1-800-262-6631
send money.                                     info@capstonefinancial.com